Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21	RELATED PARTY TRANSACTIONS

As of December 31, 2022, the amounts due to the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Yunnan Long-Spring Education Technology Co., Ltd.	1,432	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Yunnan Preparatory School for Studying Abroad	2,000	Cooperative education projects	Other payables, interest free and payment on demand.
Campus Reserve Fund	3,019	Management	Other payables, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute	900	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd.	6	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	7,446	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd.	3	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	36,869	Controlled by the same shareholder	Other payables, interest free and payment on demand.
	51,675

As of December 31, 2022, the amounts due from the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Beijing Long-Spring Education Technology Group Co., Ltd.	29,969	Entity controlled by Mr. Zhang*	Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	3,333	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd.	5,192	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	339	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School	139	Cooperative education projects	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd.	3,173	Controlled by the same shareholder Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd.	15,503	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute	25	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd.	1	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd.	277	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Secondary School	331	Cooperative education projects	Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership)	10	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Campus Reserve Fund	12,123	Management	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting Co., Ltd.	1,976	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zhang, Shaodong	1,059	Mr. Zhang’s immediate family member	Loan receivables*, interest free and payment on demand.
	73,450

As of December 31, 2021, the amounts due to the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Yunnan Three Three One Education Technology Co., Ltd.	14,885	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.

Zhang, Shaodong	1,374	Mr. Zhang’s immediate family member	Other payables, interest free and payment on demand.
Campus Reserve Fund	1,487	Management	Other payables, interest free and
Chengdu Longquanyi District Hengshi Education Training School Co., Ltd.	163	Controlled by the same shareholder	Other payables, interest free and payment on demand.
	17,909

As of December 31, 2021, the amounts due from the related parties were consisted of the followings:

Name	Amount	Relationship	Note
Beijing Long-Spring Education Technology Group Co., Ltd.	11,062	Entity controlled by Mr. Zhang*	payment on demand. Loan receivables*, interest free and
Yunnan Shaowei Education Information Consulting Co., Ltd.	260	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan District Long-Spring Jincheng Education Consulting Co., Ltd.	160	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Campus Reserve Fund	225	Management	payment on demand. Loan receivables*, interest free and
	11,707